Share Capital - Disclosure of Details of Share Capital Transactions (Details) - EUR (€) € in Thousands				6 Months Ended
	Jun. 27, 2023	Apr. 24, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of classes of share capital
Equity at beginning of period				€ (27,045)	€ 26,790
Capital increase				0	0
Subscription of warrants				0	0
Equity at end of period				(53,783)	1,792
Share Capital
Disclosure of classes of share capital
Equity at beginning of period				1,046	1,045
Capital increase				11	2
Equity at end of period				€ 1,057	€ 1,046
Number of shares outstanding at beginning of period (in shares)				34,875,872	34,825,872
Free shares vested/capital increase (in shares)				354,510	50,000
Number of shares outstanding at end of period (in shares)				35,230,382	34,875,872
Premiums related to share capital
Disclosure of classes of share capital
Equity at beginning of period				€ 255,760	€ 255,767
Capital increase					0
Prior period adjustment			€ 0
Subscription of warrants				(26)	(7)
Equity at end of period				€ 255,734	€ 255,760
AGA 2021 | Share Capital
Disclosure of classes of share capital
Capital increase		€ 11
Free shares vested/capital increase (in shares)		354,510
AGA 2023 | Premiums related to share capital
Disclosure of classes of share capital
Subscription of warrants	€ (26)